Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		19.00%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	25.82%	32.02%	34.43%	34.43%